STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2013
STOCKHOLDERS EQUITY [Text Block]
4.	STOCKHOLDERS’ EQUITY

During the year ended December 31, 2013, stockholders’ equity activity consisted of the following:

1.

On May 30, 2013 and on November 26, 2013, the Company’s Board of Directors unilaterally determined, without any negotiations with the warrant holders, to amend 22,572,827 private placement warrants granted in connection with the 2007, 2009 and 2010 private placement offerings, and 4,000,000 additional warrants issued to consultants in 2009 and 2010 (collectively, the “Expiring Warrants”). The expiration date of the Expiring Warrants was extended from June 30, 2013 to November 30, 2013 and again to January 15, 2014. In all other respects, the terms and conditions of the Expiring Warrants remain the same. The Company calculated the fair values of the warrant modifications using the Binomial Lattice model with the following assumptions and outputs:

	November Extension	May Extension

Risk-free interest rate	0.07%	0.07%
Expected volatility	47.76%	70.33%
Expected life (years)	0.10	0.40
Fair value	$ -	$83,925

2.

During 2013, the Company issued 500,000 shares of common stock from the exercise of stock options for gross proceeds of $25,000. The options had an exercise price of $0.05 and an expiration date of March 30, 2017.

During the year ended December 31, 2012, stockholders’ equity activity consisted of the following:

1.

On November 30, 2012, the Company issued an aggregate of 8,896,901 units at a price of $0.65 per unit in private placement offerings for aggregate proceeds of $5,782,986. Each unit is comprised of one share of common stock and one share purchase warrant with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.95 per share for a period expiring November 30, 2016. Fees related to this private placement amounted to $395,245. In connection with the offering, the Company also entered into a registration rights agreement (“RRA”) as described in Note 7.

2.

On March 15, 2012, the Company completed the second tranche of a private placement offering. A total of 9,560,000 units were issued at a price of $0.50 per unit gross proceeds of $4,780,000. Each unit is comprised of one share of common stock and one share purchase warrant with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.80 per share for a period expiring March 31, 2015. After September 30, 2012, the Company may accelerate the expiration date of the warrants if the volume weighted average price for our common stock exceeds $2.40 per share for 20 consecutive trading days.

The Company paid finders’ fees of $14,000 in cash and 28,000 share purchase warrants related to the private placement. In addition, the Company will pay an additional cash fee of 4% of the exercise price of any warrants exercised by subscribers introduced by the finder. Filing and legal fees related to these issuances were $28,266.

3.

During 2012, the Company issued 150,000 shares of common stock from the exercise of stock options for gross proceeds of $42,500. The options had a weighted average exercise price of $0.28 per share and expiration dates between June 30, 2013 and March 30, 2017.

For the year ended December 31, 2011, the Company issued common stock as follows:

1.

On June 8, 2011, the Company completed a private placement offering. A total of 5,018,199 units were issued at a price of $0.55 per unit for gross proceeds of $2,760,009. Fees related to this private placement were $2,455. Each unit consisted of one share of the Company’s common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.80 per share expiring June 30, 2014. After November 30, 2011, the Company may accelerate the expiration date for the warrants if the volume weighted average price for its common stock on its principal trading market exceeds $2.80 per share for 20 consecutive trading days, and the average trading volume on that market during that 20 day period is not less than 0.2% of the Company's free float.

For the year ended December 31, 2010, the Company issued common stock as follows:

1.

On January 14, 2010, the Company completed a US and foreign private placement offering for gross proceeds of $4,965,750. A total of 11,035,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring January 15, 2014, as amended. The Company incurred commissions payable to agents in connection with the private placement offering in the amount of $6,300 in cash and issued warrants to purchase up to 6,000 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $5,443.

2.	During 2010, the Company issued 500,000 shares of common stock from the exercise of stock options. The options had an exercise price of $0.05 per share and an expiration date of March 30, 2012.

For the year ended December 31, 2009, the Company issued common stock as follows:

1.

The Company completed four tranches of US and foreign private placement offerings. A total of 13,889,355 units at a price of $0.45 per unit were issued for gross proceeds of $6,250,210. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring January 15, 2014, as amended. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $286,526 in cash and issued warrants to purchase up to 272,881 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $18,115.

For the year ended December 31, 2008, the Company issued common stock as follows:

1.

On February 20, 2008, the Company issued an aggregate of 10,440,087 shares of its common stock, and 5,220,059 share purchase warrants to the former shareholders of CBI in connection with the acquisition. Each share purchase warrant issued by the Company entitles the holder to purchase one additional share of the Company’s common stock at a price of $2.39 per share expiring February 20, 2013.

2.	During 2008, the Company issued 20,000 shares of common stock from the exercise of stock options. The options had an exercise price of $0.05 per share and an expiration date of March 28, 2009.

Warrants associated with the 2010, 2009 and 2008 equity issuances do not constitute a registration payment arrangement.

During the year ended December 31, 2007, the Company issued common stock as follows:

a)

A total of 20,000,000 units at a price of $0.65 per unit were issued for gross proceeds of $13,000,000. The Company paid commissions totaling $243,652 and the agent also received warrants to purchase 160,650 shares of its common stock.

b)

On April 25, 2007, the Company affected a forward stock split on the basis of four new common shares for the cancellation of one old common share. Authorized capital was increased from 100,000,000 common shares, par value $0.001 each, to 400,000,000 common shares, par value $0.001 each. All authorized and issued shares have been retroactively adjusted.

c)

Pursuant to the Columbus and Red Mountain Projects option assignment agreement entered into on March 30, 2007, the Company issued 30,000,000 common shares to NMC and, in return, received a deed of assignment to the option interests in the Columbus Project and to the Red Mountain Project.

Private Placement and Acquisition Warrants - A summary of warrant activity for the years ended December 31, 2013 and 2012 was as follows:

			Weighted
			Average
			Remaining
			Contractual
	Number of	Exercise	Life
	Shares	Price	(Years)

Outstanding and exercisable, December 31, 2011	30,630,867	$0.75 - 2.39	1.52
Granted	18,484,901	0.80 - 0.95	3.05
Exercised	(50,000)	0.75	-

Outstanding and exercisable, December 31, 2012	49,065,768	0.75 - 2.39	1.47
Granted	-	-	-
Exercised	(5,498,940)	0.75 - 2.39	-

Outstanding and exercisable, December 31, 2013	43,566,828	$0.75 – 0.95	0.92

The table above does not include warrants issued as stock based compensation discussed in Note 5.